QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-10103
                -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                              The Chrysler Building
                              405 Lexington Avenue
                          New York, New York 10174-0208
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                 (800) 567-4030
       -------------------------------------------------------------------
               Registrant's telephone number, including area code:

                         Date of fiscal year end: 10/31
                         -------------------------------

                       Date of reporting period: 07/31/06
                       -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Satuit Capital Management Trust

QUARTERLY STATEMENTS OF INVESTMENTS JULY 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Satuit Capital Micro Cap Fund

                          SATUIT CAPITAL MICRO CAP FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  July 31, 2006
                                   (unaudited)


  Number                                                     Market
of Shares  Security Description                              Value
-------------------------------------------            ------------------

           COMMON STOCKS:                     87.18%

           AEROSPACE/DEFENSE:                  0.65%

                                                       $
    23,500 ALLIED DEFENSE GROUP                        420,650
                                                       ------------------

           BUILDING/CONSTRUCTION:              1.50%
           STERLING CONSTRUCTION COMPANY,
    37,000 INC.                                        976,060
                                                       ------------------

           CHEMICALS:                          1.35%

    90,900 LANDEC CORPORATION                          880,821
                                                       ------------------

           COMMERCIAL SERVICES:                0.91%

    66,000 DYNCORP INTER, INC.                         594,660
                                                       ------------------

           CONSULTING:                         1.14%

    60,700 WEB SIDE STORY INC.                         742,361
                                                       ------------------

           CONSUMER:                           2.52%

    64,400 COMFORT SYSTEMS USA, INC.                   886,788

    67,400 MAC-GRAY CORP.                              756,902
                                                       ------------------

                                                     1,643,690
                                                       ------------------

           CORRECTIONAL FACILITIES:            1.11%

    17,500 THE GEO GROUP INC.                          721,350
                                                       ------------------

           DIRECT MARKETING:                   1.08%

    65,263 VALUEVISION MEDIA CA                        702,230
                                                       ------------------

           ELECTRONIC/EQUIPMENT:               5.35%

    91,900 COMTECH GROUP, INC.                         972,302

    56,600 DIRECTED ELECTRONICS, INC.                  654,862

    11,100 ITURAN LOCATION & CO.                       160,173

    31,500 LAMSON & SESSIONS CO.                       882,945

    77,531 MERIX CORP.                                 814,851
                                                       ------------------

                                                     3,485,133
                                                       ------------------

           ENERGY:                             3.91%

    26,300 DAWSON GEOPHYSICAL CO.                      857,380

    35,812 GULF ISLAND  FABRICATION INC.               888,496

    17,800 UNITED INDUSTRIAL CORP.                     800,822
                                                       ------------------

                                                     2,546,698
                                                       ------------------

           ENTERTAINMENT:                      2.59%

    75,679 RADICA GAMES LTD                            858,200

    57,300 THE SANDS REGENT                            828,558
                                                       ------------------

                                                     1,686,758
                                                       ------------------

           FINANCIAL:                         11.42%

    76,958 AMCOMP, INC.                                761,115

    46,100 CNA SURETY CORP                             841,325

    32,790 COLUMBIA BANCORP                            801,388

   147,500 CORILLIAN CORP.                             417,425

    20,700 FPIC INSURANCE GROUP, INC.                  800,055

    35,900 MARLIN BUSINESS SERVICE                     745,284

    74,700 MEADOWBROOK INSURANCE GROUP                 724,590

    22,415 SCBT FINANCIAL CORP                         846,615

    38,066 WASHINGTON BANKING CO.                      780,734

    37,955 WILSHIRE BANCORP INC.                       716,211
                                                       ------------------

                                                     7,434,742
                                                       ------------------

           FIREARMS & AMMUNITION:              1.28%

   125,181 STURM RUGER & CO., INC.                     834,957
                                                       ------------------

           HEALTHCARE:                         9.32%

    56,600 ALNYLAM PHARMACEUTICALS, INC.               722,782

   121,729 BIOSPHERE MEDICAL INC.                      718,201

   113,760 CALIPER LIFE SCIENCE*                       481,205

    80,200 FIVE STAR QUALITY CARE, INC.                866,160

   205,577 MICROTEK MEDICAL HOLDINGS                   758,579

    45,600 NOVEN PHARMACEUTICALS, INC.                 901,056

    43,700 RES-CARE INC.                               831,174

    34,800 VITAL IMAGES INC.                           790,656
                                                       ------------------

                                                     6,069,813
                                                       ------------------

           INTERNET:                           5.36%

    50,141 CYBER OPTICS                                653,337

    83,893 INTERWOVEN, INC.                            795,306

    62,374 ONLINE RESOURCES, CORP.                     654,303

    68,680 STELLENT, INC.                              645,592

    80,000 WEBSITE PROS, INC.                          740,800
                                                       ------------------

                                                     3,489,338
                                                       ------------------


           MANUFACTURING:                      6.29%

    73,900 BODISEN BIOTECH INC.                        990,260

    20,300 DIODES, INC.                                728,567

    44,100 INTEVAC, INC.                               929,187

    44,600 LSI INDUSTRIES INC.                         682,826

    41,900 MITY ENTERPRISES INC.                       768,865
                                                       ------------------

                                                     4,099,705
                                                       ------------------

           METAL PROCESSOR:                    1.29%

    27,300 DYNAMIC MATERIALS CO.                       839,748
                                                       ------------------


           OIL & GAS:                          4.07%

    30,600 GULFMARK OFFSHORE, INC.                     970,020

    60,700 STEALTHGAS, INC.                            752,680

    25,400 TRICO MARINE SERVICES, INC.                 930,910
                                                       ------------------

                                                     2,653,610
                                                       ------------------

           SEMI-CONDUCTORS:                    2.05%

    97,700 MIPS TECHNOLOGIES, INC.                     618,441

    51,500 RUDOLPH TECHNOLOGIES, INC.B119              716,365
                                                       ------------------

                                                     1,334,806
                                                       ------------------

           TECH:                              10.39%

   104,600 24/7 REAL MEDIA, INC.                       829,478

    67,500 AUDIOICODES, LTD.                           654,750

    55,000 LASERCARD, CORP.                            702,350

   161,500 LIVEPERSON, INC                             662,150

    45,000 OMNICELL, INC.                              733,500

    13,187 PLX TECHNOLOGY, INC.                        120,925

    67,928 RADIANT SYSTEMS                             745,170

    66,188 RADYNE CORP.                                739,982

    41,100 TESSCO TECHNOLOGIES, INC.                   840,495

    41,647 UNIVERSAL ELECTRONICS, INC.                 736,735
                                                       ------------------

                                                     6,765,535
                                                       ------------------

           TELECOMMUNICATIONS:                 7.42%

    41,400 CHINA GRENTECH ADR                          459,540

    42,800 ESSEX CORP                                  657,408

    35,400 ICT GROUP, INC.                             881,460

    83,100 SMITH MICRO SOFTWARE INC.                 1,060,356

    29,200 SUPERIOR ESSEX INC.                         896,440

    54,900 WITNESS SYSTEMS INC.                        874,557
                                                       ------------------

                                                     4,829,761
                                                       ------------------

           TRANSPORTATION:                     6.18%

    24,200 K-SEA TRANSPORATION PARTNERS L.P.           782,144

    26,900 MARTIN MIDSTREAM PARTNERS L.P.              854,075
           PROVIDENCE & WORCESTER RAILROAD
    46,180 CO.                                         858,948

    25,000 TEEKAY LNG PARTNERS L.P.                    760,000

    37,100 US SHIPPING PARTNERS L.P.                   767,970
                                                       ------------------

                                                     4,023,137
                                                       ------------------



           Total Securities                   87.18%     56,775,563

           Cash and Cash Equivalents          12.82%      8,352,100
                                             --------  ------------------
           TOTAL INVESTMENTS                 100.00%    $65,127,663
                                             ========  ==================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 09-29-2006
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 09-29-2006
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 09-29-2006
      ------------------------------------